Convertible notes payable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Convertible notes payable	¥ 467,617	$ 64,346	¥ 455,701
Convertible notes
Debt Instrument [Line Items]
Interest rate (in percent)	5.00%	5.00%	5.00%
Aggregate principal amount	¥ 472,368		¥ 461,494
Unamortized debt issuance costs	(4,751)		(5,793)
Convertible notes payable	467,617		455,701
Estimate of Fair Value Measurement | Level 3 | Convertible notes
Debt Instrument [Line Items]
Fair value	¥ 415,702		¥ 396,884